WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 118.5%
COMMUNICATION SERVICES - 19.3%
Diversified Telecommunication Services - 5.8%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	7,490,000		$6,535,373	(a)(b)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,440,000		644,006	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,680,000		2,118,814	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	1,500,000		1,097,970	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	2,646,000		2,483,283	(b)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	1,570,000		1,577,457
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	300,000		309,839
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,515,000		2,502,448	(a)(b)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	1,500,000		1,489,200	(a)

Total Diversified Telecommunication Services					18,758,390

Entertainment - 0.8%
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	2,660,000		2,752,175	(a)

Interactive Media & Services - 0.2%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	780,000		667,454	(a)

Media - 6.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	1,500,000		1,231,592	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	4,280,000		3,405,756	(a)(b)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	1,410,000		1,223,453	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,660,000		1,579,375	(a)
DISH DBS Corp., Senior Notes	7.375%	7/1/28	1,060,000		467,200
DISH DBS Corp., Senior Notes	5.125%	6/1/29	5,830,000		2,238,947
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	890,000		765,492
Sirius XM Radio Inc., Senior Notes	3.875%	9/1/31	1,500,000		1,251,561	(a)
Sunrise HoldCo IV BV, Senior Secured Notes	5.500%	1/15/28	2,500,000		2,392,900	(a)
United Group BV, Senior Secured Notes	5.250%	2/1/30	1,030,000	EUR	1,037,150	(c)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	1,240,000		1,108,287	(a)(b)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,500,000	GBP	2,901,642	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,820,000		1,592,165	(a)

Total Media					21,195,520

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report	1

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 6.0%
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	1,430,000		$758,415	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	8,110,000		4,151,190	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,600,000		1,149,690	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	2,830,000		1,426,369	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,500,000		1,264,853	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000		2,378,312	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000		6,340,713	(d)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	2,060,000		1,847,543	(a)(b)

Total Wireless Telecommunication Services					19,317,085

TOTAL COMMUNICATION SERVICES					62,690,624

CONSUMER DISCRETIONARY - 26.2%
Automobile Components - 4.5%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	2,143,000		2,091,738	(a)(b)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	3,921,000		3,910,978	(b)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,170,000		1,025,590
Clarios Global LP/Clarios US Finance Co., Senior Notes	8.500%	5/15/27	630,000		629,454	(a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	4,610,000		4,725,250	(a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	950,000		979,329	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	1,230,000		1,298,596	(a)(b)

Total Automobile Components					14,660,935

Automobiles - 1.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	2,000,000		1,656,672
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	1,500,000		1,606,903
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,110,000		955,648

Total Automobiles					4,219,223

Broadline Retail - 1.6%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	1,800,000	GBP	2,202,350	(c)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	840,000		856,482	(a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,200,000		1,851,303
QVC Inc., Senior Secured Notes	5.450%	8/15/34	392,000		260,106

Total Broadline Retail					5,170,241

Distributors - 0.7%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	2,100,000		2,215,647	(a)

See Notes to Schedule of Investments.

2	Western Asset High Income Fund II Inc. 2024 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - 2.9%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	880,000	EUR	$914,093	(c)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	2,740,000	EUR	2,846,153	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	880,000		764,064	(a)
IPD 3 BV, Senior Secured Notes	8.000%	6/15/28	400,000	EUR	455,937	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	1,500,000		1,487,797	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000		2,185,523
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	380,000		295,786	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	770,000		362,447	(a)

Total Diversified Consumer Services					9,311,800

Hotels, Restaurants & Leisure - 14.2%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,460,000	EUR	2,561,672	(a)
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,500,000	EUR	1,561,995	(c)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	1,000,000		1,028,274	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	740,000		748,666	(a)(e)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	50,000		54,729	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	6,990,000	EUR	5,759,165
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	2,480,000		2,542,236	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,740,000		1,650,590	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	1,300,000		1,117,143	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	480,000		477,502	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	600,000		591,776
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,240,000		1,108,984	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,385,000		1,358,266	(a)(b)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,560,000		1,522,084	(a)(b)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	760,000		798,290	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	3,000,000		2,871,040	(a)(b)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	900,000	GBP	1,201,068	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	4,720,000		4,647,792	(a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	2,910,000		2,874,787	(a)(b)
Saga PLC, Senior Notes	3.375%	5/12/24	1,580,000	GBP	1,978,106	(c)
Sands China Ltd., Senior Notes	3.100%	3/8/29	2,620,000		2,265,346

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report	3

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	1,000,000	GBP	$1,077,589	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,250,000		2,095,484	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,300,000		1,157,555	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,170,000		2,051,760	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	750,000		773,890	(a)

Total Hotels, Restaurants & Leisure					45,875,789

Specialty Retail - 1.0%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	1,980,000		1,856,649	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,860,000		1,462,753	(a)

Total Specialty Retail					3,319,402

TOTAL CONSUMER DISCRETIONARY					84,773,037

CONSUMER STAPLES - 1.6%
Food Products - 1.6%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	2,420,000	GBP	2,909,775	(c)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	2,500,000		2,425,797	(a)

TOTAL CONSUMER STAPLES					5,335,572

ENERGY - 19.8%
Energy Equipment & Services - 0.7%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	910,000		945,648	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,490,000		1,238,816	(a)

Total Energy Equipment & Services					2,184,464

Oil, Gas & Consumable Fuels - 19.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	190,000		191,980	(a)(b)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	330,000		327,610	(b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	240,000		233,035	(b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,320,000		1,081,479	(b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	1,030,000		1,070,013	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,350,000		1,749,501
Ecopetrol SA, Senior Notes	5.875%	11/2/51	5,110,000		3,667,447
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	950,000		920,339	(f)(g)

See Notes to Schedule of Investments.

4	Western Asset High Income Fund II Inc. 2024 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	751,000	$679,992	(f)(g)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,960,000	1,845,573	(a)(b)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	950,000	1,019,590	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	460,000	429,178	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	360,000	344,365	(b)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	890,000	957,168	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,000,000	996,510	(a)(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,232,087	(b)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,141,736	(a)(b)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	464,000	466,466
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,640,000	1,615,408	(b)
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	1,190,000	1,198,877	(b)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	980,000	986,913
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,362,745	(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	6,120,000	6,056,230	(b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,750,000	2,030,433	(a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,000,000	642,340	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	674,390
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	2,970,000	1,873,960
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,009,000	997,139
Range Resources Corp., Senior Notes	8.250%	1/15/29	710,000	736,657	(b)
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.135%	12/15/28	1,110,000	1,096,376	(a)(g)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,000,000	927,021
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	1,630,000	1,631,337	(a)(b)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	2,390,000	2,514,882	(a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	220,000	205,820
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,540,000	1,351,400	(b)
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	7,627,000	6,822,779	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,280,000	1,274,293	(b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	879,613	(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report	5

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	$3,963,448	(b)
YPF SA, Senior Notes	8.500%	7/28/25	770,000	743,140	(a)
YPF SA, Senior Notes	6.950%	7/21/27	2,320,000	2,068,351	(a)

Total Oil, Gas & Consumable Fuels				62,007,621

TOTAL ENERGY				64,192,085

FINANCIALS - 15.5%
Banks - 9.7%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	3,820,000	3,236,507	(a)(b)(f)(g)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	4,930,000	4,920,844	(b)(f)(g)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	830,000	759,292	(a)(g)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	4,320,000	4,374,186	(a)(b)(f)(g)
Comerica Bank, Senior Notes	2.500%	7/23/24	790,000	773,849
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000	2,580,594	(a)(b)(f)(g)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,730,000	1,988,686	(g)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000	2,166,525	(a)(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,050,000	3,041,683	(a)(b)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	570,000	472,357	(a)(g)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	3,820,000	3,754,707	(b)(f)(g)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	3,390,000	3,508,025	(a)(b)(g)

Total Banks				31,577,255

Capital Markets - 1.3%
Credit Suisse AG AT1 Claim	—	—	14,780,000	1,699,700	*(h)

See Notes to Schedule of Investments.

6	Western Asset High Income Fund II Inc. 2024 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	1,000,000		$990,965	(c)(f)(g)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	1,440,000		1,543,952	(a)(f)(g)

Total Capital Markets					4,234,617

Consumer Finance - 1.0%
Navient Corp., Senior Notes	5.875%	10/25/24	1,170,000		1,170,055	(b)
Navient Corp., Senior Notes	6.750%	6/15/26	1,990,000		2,000,662	(b)

Total Consumer Finance					3,170,717

Financial Services - 3.1%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	8,520,000		8,219,670	(a)(i)
GTCR W-2 Merger Sub LLC, Senior Secured Notes	7.500%	1/15/31	860,000		894,005	(a)
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	190,000	GBP	259,213	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	970,000		703,182	(a)

Total Financial Services					10,076,070

Insurance - 0.4%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000		1,190,800	(a)(b)

TOTAL FINANCIALS					50,249,459

HEALTH CARE - 7.8%
Health Care Equipment & Supplies - 0.3%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	1,220,000		1,138,625	(a)(b)

Health Care Providers & Services - 4.4%
Centene Corp., Senior Notes	2.625%	8/1/31	1,000,000		830,675
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,190,000		945,616	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,840,000		1,927,102	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000		2,470,620	(b)
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	2,200,000		2,050,928	(a)(b)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	2,430,000		2,424,964	(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report	7

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	890,000		$887,477	(b)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	2,500,000		2,567,363

Total Health Care Providers & Services					14,104,745

Pharmaceuticals - 3.1%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	1,890,000		1,070,374	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	1,651,000	EUR	1,728,924	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	1,050,000		693,691	*(a)(j)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,160,000		1,158,609	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000		2,327,792	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	2,700,000		2,604,980	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	480,000		329,030

Total Pharmaceuticals					9,913,400

TOTAL HEALTH CARE					25,156,770

INDUSTRIALS - 14.1%
Aerospace & Defense - 1.3%
Boeing Co., Senior Notes	2.950%	2/1/30	500,000		446,062
Bombardier Inc., Senior Notes	7.500%	2/1/29	1,910,000		1,949,246	(a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	1,000,000		1,017,613	(a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	865,000		902,650	(a)

Total Aerospace & Defense					4,315,571

Building Products - 0.1%
Standard Industries Inc., Senior Notes	4.375%	7/15/30	540,000		491,210	(a)(b)

Commercial Services & Supplies - 2.9%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	2,890,000		2,964,114	(b)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	3,100,000		2,916,124	(b)
GEO Group Inc., Secured Notes	10.500%	6/30/28	1,831,000		1,864,158
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	1,620,000		1,658,926	(a)

Total Commercial Services & Supplies					9,403,322

See Notes to Schedule of Investments.

8	Western Asset High Income Fund II Inc. 2024 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Machinery - 0.9%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,761,000		$1,756,986
TK Elevator Holdco GmbH, Senior Notes	6.625%	7/15/28	990,000	EUR	1,031,299	(a)

Total Machinery					2,788,285

Passenger Airlines - 8.1%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	7,130,000		6,953,975	(a)(b)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	2,990,000		3,171,308	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,070,000		1,046,815	(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	880,000		911,860	(b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	7,670,000		7,814,104	(a)(d)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	33,600		33,677	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	2,387,998		1,560,915	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,100,000		719,015	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	980,000		980,000	(b)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,000,000		2,896,667	(a)(b)

Total Passenger Airlines					26,088,336

Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,020,000		927,009	(a)(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	302,000		301,498

Total Trading Companies & Distributors					1,228,507

Transportation Infrastructure - 0.4%
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	1,000,000	GBP	1,222,871	(c)

TOTAL INDUSTRIALS					45,538,102

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 1.0%
CommScope Inc., Senior Notes	7.125%	7/1/28	268,000		115,462	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	770,000		509,648	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,140,000		790,730	(a)
Viasat Inc., Senior Notes	7.500%	5/30/31	2,230,000		1,655,775	(a)

Total Communications Equipment					3,071,615

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report	9

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Technology Hardware, Storage & Peripherals - 0.4%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	850,000		$838,522	(b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	495,000		485,663

Total Technology Hardware, Storage & Peripherals					1,324,185

TOTAL INFORMATION TECHNOLOGY					4,395,800

MATERIALS - 7.2%
Chemicals - 1.2%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	700,000		493,834	(c)
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	1,500,000	EUR	1,563,987	(c)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,690,000		1,721,494	(a)

Total Chemicals					3,779,315

Construction Materials - 0.4%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	1,380,000		1,451,078	(a)

Containers & Packaging - 2.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,000,000		484,240	(a)(i)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	4,470,000		3,348,105	(a)(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	2,610,000		1,954,934	(a)(b)
Ball Corp., Senior Notes	3.125%	9/15/31	750,000		635,850
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,320,000		1,362,900

Total Containers & Packaging					7,786,029

Metals & Mining - 3.2%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,200,000		3,493,261	(b)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	300,000		296,721	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	790,000		753,375	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,620,000		2,523,148	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000		3,206,000	(d)

Total Metals & Mining					10,272,505

TOTAL MATERIALS					23,288,927

REAL ESTATE - 3.6%
Health Care REITs - 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	260,000		196,604

Hotel & Resort REITs - 1.6%
Service Properties Trust, Senior Notes	5.500%	12/15/27	2,880,000		2,711,193	(b)

See Notes to Schedule of Investments.

10	Western Asset High Income Fund II Inc. 2024 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotel & Resort REITs - (continued)
Service Properties Trust, Senior Notes	4.950%	10/1/29	1,630,000		$1,356,235	(b)
Service Properties Trust, Senior Notes	4.375%	2/15/30	1,310,000		1,015,906	(b)

Total Hotel & Resort REITs					5,083,334

Real Estate Management & Development - 1.5%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/24	630,000		14,175	*(c)(j)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	1,000,000		22,750	*(c)(j)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	1,450,000		117,812	*(c)(k)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	330,000		344,667	(a)(b)
Heimstaden AB, Senior Notes	4.250%	3/9/26	1,900,000	EUR	1,197,280	(c)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	3.000%	1/14/25	1,420,000	EUR	1,375,768	(c)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	2.375%	9/4/26	2,200,000	EUR	1,842,691	(c)

Total Real Estate Management & Development					4,915,143

Specialized REITs - 0.4%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	1,300,000		1,334,262	(a)(b)

TOTAL REAL ESTATE					11,529,343

UTILITIES - 2.0%
Electric Utilities - 0.9%
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	1,210,000		1,127,315	(c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	1,000,000		1,000,665	(a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	980,000		1,018,744	(a)

Total Electric Utilities					3,146,724

Gas Utilities - 1.1%
Suburban Propane Partners LP/Suburban
Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,500,000		3,484,723	(b)

TOTAL UTILITIES					6,631,447

TOTAL CORPORATE BONDS & NOTES (Cost - $355,001,402)					383,781,166

SOVEREIGN BONDS - 10.8%
Angola - 0.6%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	2,200,000		1,917,920	(a)

Argentina - 1.2%
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,141,974		841,085	(a)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report	11

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Argentina - (continued)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	1,370,000	$1,123,400	(a)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	2,390,000	1,828,350	(a)(i)

Total Argentina				3,792,835

Bahamas - 0.9%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	2,060,000	2,017,770	(a)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,030,000	920,305	(a)

Total Bahamas				2,938,075

Chile - 0.2%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	1,000,000	751,919

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	1,170,000	797,351

Costa Rica - 0.1%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	460,000	474,681	(a)

Dominican Republic - 0.9%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	3,330,000	3,041,543	(a)

Ecuador - 0.1%
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/24 then 5.000%)	2.500%	7/31/40	540,000	201,825	(a)

Egypt - 0.4%
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,038,000	1,388,913	(c)

Guatemala - 0.1%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	500,000	480,015	(a)

Ivory Coast - 0.4%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	536,945	519,451	(a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,000,000	902,730	(a)

Total Ivory Coast				1,422,181

Jordan - 0.7%
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	2,540,000	2,283,460	(a)

See Notes to Schedule of Investments.

12	Western Asset High Income Fund II Inc. 2024 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 2.7%
Mexican Bonos, Bonds	5.000%	3/6/25	100,000,000	MXN	$5,509,514
Mexican Bonos, Bonds	7.750%	5/29/31	14,300,000	MXN	768,818
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	3,000,000		2,523,025	(b)

Total Mexico					8,801,357

Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,130,000		894,267	(c)

Oman - 0.3%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	800,000		808,232	(a)

Panama - 0.5%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,110,000		1,502,064

Peru - 0.2%
Peruvian Government International Bond, Senior Notes	3.000%	1/15/34	800,000		669,636

Philippines - 0.1%
Philippine Government International Bond, Senior Notes	2.650%	12/10/45	500,000		335,267

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	3.750%	4/16/30	500,000		483,912	(a)

Turkey - 0.6%
Turkey Government International Bond, Senior Notes	5.125%	2/17/28	1,400,000		1,305,430
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	1,000,000		679,000

Total Turkey					1,984,430

Ukraine - 0.1%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	800,000		185,060	*(a)(j)

TOTAL SOVEREIGN BONDS (Cost - $32,906,645)					35,154,943

CONVERTIBLE BONDS & NOTES - 1.9%
COMMUNICATION SERVICES - 1.9%
Media - 1.9%
DISH Network Corp., Senior Notes	2.375%	3/15/24	2,527,000		2,478,103
DISH Network Corp., Senior Notes	0.000%	12/15/25	1,143,000		818,959
DISH Network Corp., Senior Notes	3.375%	8/15/26	4,770,000		2,790,450

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $6,571,057)					6,087,512

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report	13

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 1.5%
BANK, 2021-BN35 H	1.766%	6/15/64	890,000	$293,860	(a)(g)
BANK, 2021-BN35 K	1.766%	6/15/64	1,846,154	448,101	(a)(g)
BANK, 2022-BNK41 E	2.500%	4/15/65	2,100,000	1,178,257	(a)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	600,000	500,170	(a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	1,040,000	882,402	(a)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.496%	8/15/48	990,000	823,789	(g)
Morgan Stanley Capital Trust, 2016-BNK2 B	3.485%	11/15/49	1,020,000	820,856

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,365,995)				4,947,435

SENIOR LOANS - 1.5%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
iHeartCommunications Inc., New Term Loan	—	5/1/26	1,440,000	1,268,590	(m)

CONSUMER DISCRETIONARY - 0.8%
Diversified Consumer Services - 0.4%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.947%	4/13/28	2,250,000	1,333,125	(g)(n)(o)

Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Inc., Term Loan	—	1/24/31	1,200,000	1,199,250	(m)

TOTAL CONSUMER DISCRETIONARY				2,532,375

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
Redstone Holdco 2 LP, First Lien Initial Term Loan	—	4/27/28	1,200,000	997,998	(m)

TOTAL SENIOR LOANS (Cost - $5,282,834)				4,798,963

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.2%
U.S. Government Obligations - 1.2%
U.S. Treasury Notes (Cost - $3,954,717)	3.250%	8/31/24	4,000,000	3,956,830

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
INDUSTRIALS - 0.0%††
Passenger Airlines - 0.0%††
flyExclusive Inc. (Cost - $20,629)		5/28/28	21,545	6,183	*

See Notes to Schedule of Investments.

14	Western Asset High Income Fund II Inc. 2024 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY			SHARES	VALUE
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $4,365,221)			533,873,172	$0	*(h)(p)(q)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $412,468,500)				438,733,032

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 3.2%
U.S. TREASURY BILLS - 1.4%
U.S. Treasury Bills	0.000%	2/1/24	3,000,000	3,000,000	(r)
U.S. Treasury Bills	5.057%	2/13/24	1,500,000	1,497,374	(r)

TOTAL U.S. TREASURY BILLS (Cost - $4,497,366)				4,497,374

			SHARES
MONEY MARKET FUNDS - 1.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $5,797,094)	5.275%		5,797,094	5,797,094	(s)(t)

TOTAL SHORT-TERM INVESTMENTS (Cost - $10,294,460)				10,294,468

TOTAL INVESTMENTS - 138.6% (Cost - $422,762,960)				449,027,500
Liabilities in Excess of Other Assets - (38.6)%				(125,104,909)

TOTAL NET ASSETS - 100.0%				$323,922,591

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report	15

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(j)	The coupon payment on this security is currently in default as of January 31, 2024.

(k)	The maturity principal is currently in default as of January 31, 2024.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	All or a portion of this loan has not settled as of January 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)	Security is valued using significant unobservable inputs (Note 1).

(q)	Value is less than $1.

(r)	Rate shown represents yield-to-maturity.

(s)	Rate shown is one-day yield as of the end of the reporting period.

(t)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $5,797,094 and the cost was $5,797,094 (Note 2).

See Notes to Schedule of Investments.

16	Western Asset High Income Fund II Inc. 2024 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At January 31, 2024, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs Group Inc.	5.700%	1/5/2024	2/6/2024		$13,576,259	Corporate Bonds & Notes	$14,459,939
Goldman Sachs Group Inc.	6.000%	10/20/2023	TBD	***	2,320,661	Corporate Bonds & Notes	3,245,569

					$15,896,920		$17,705,508

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of January 31, 2024.

At January 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,154,162	EUR	18,289,028	Citibank N.A.	4/19/24	$322,582
USD	10,922,211	GBP	8,566,037	Citibank N.A.	4/19/24	60,266
CAD	12,452	USD	9,301	Morgan Stanley & Co. Inc.	4/19/24	(29)

Net unrealized appreciation on open forward foreign currency contracts						$382,819

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report	17

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset High Income Fund II Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value

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Notes to Schedule of Investments (unaudited) (continued)

determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20	Western Asset High Income Fund II Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$383,781,166	—		$383,781,166
Sovereign Bonds	—	35,154,943	—		35,154,943
Convertible Bonds & Notes	—	6,087,512	—		6,087,512
Collateralized Mortgage
Obligations	—	4,947,435	—		4,947,435
Senior Loans	—	4,798,963	—		4,798,963
U.S. Government & Agency Obligations	—	3,956,830	—		3,956,830
Warrants	—	6,183	—		6,183
Common Stocks	—	—	$0	*	0	*
Total Long-Term Investments	—	438,733,032	0	*	438,733,032

Short-Term Investments†:
U.S. Treasury Bills	—	4,497,374	—		4,497,374
Money Market Funds	$5,797,094	—	—		5,797,094
Total Short-Term Investments	5,797,094	4,497,374	—		10,294,468

Total Investments	$5,797,094	$443,230,406	$0	*	$449,027,500

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$382,848	—		$382,848

Total	$5,797,094	$443,613,254	$0	*	$449,410,348

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$29	—	$29

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2024. The following transactions were effected in such company for the period ended January 31, 2024.

	Affiliate Value at April 30, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,277,532	$69,307,880	69,307,880	$64,788,318	64,788,318

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$69,412	—	$5,797,094

22	Western Asset High Income Fund II Inc. 2024 Quarterly Report